PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
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Common Stocks - 94 .4%
Issuer Shares Value ($)
Brazil - 5.2%
B3 SA - Brasil Bolsa Balcao 21,556 257,218
Banco do Brasil SA 19,585 146,297
Cia Brasileira de Distribuicao 5,495 79,396
Cyrela Brazil Realty SA Empreendimentos e
Participacoes 21,716 123,251
Magazine Luiza SA 52,242 250,941
Vale SA 32,650 549,698
Total 1,406,801
Chile - 0.8%
Cia Cervecerias Unidas SA 8,145 60,150
Empresas COPEC SA 14,162 143,713
Total 203,863
India - 15.5%
HDFC Bank Ltd. ADR
(a)
16,858 1,218,159
ICICI Bank Ltd. ADR
(a)
67,404 1,001,624
Infosys Ltd. ADR 61,958 1,050,188
Reliance Industries Ltd. GDR
(b)
8,462 462,871
Tata Motors Ltd. ADR
(a)
13,244 166,875
Vedanta Ltd. ADR 19,154 168,172
WNS Holdings Ltd. ADR
(a)
1,825 131,491
Total 4,199,380
Indonesia - 3.2%
PT Astra International Tbk 228,666 98,058
PT Bank Central Asia Tbk 208,965 503,449
PT Bank Mandiri Persero Tbk 350,118 157,615
PT Telkom Indonesia Persero Tbk 500,565 117,927
Total 877,049
Malaysia - 2.7%
Dialog Group Bhd 210,124 180,218
IHH Healthcare Bhd 121,714 166,421
Petronas Dagangan Bhd 35,648 189,650
Tenaga Nasional Bhd 78,976 204,582
Total 740,871
Mexico - 2.6%
Grupo Bimbo SAB de CV Series A 72,554 157,448
Grupo Mexico SAB de CV Series B 69,327 292,680
Wal-Mart de Mexico SAB de CV 85,625 240,560
Total 690,688
Philippines - 1.6%
Aboitiz Power Corp. 147,816 81,721
Manila Electric Co. 15,970 97,103
Puregold Price Club, Inc.
(a)
89,955 76,799
SM Investments Corp. 8,072 176,320
Total 431,943
Poland - 1.5%
Powszechna Kasa Oszczednosci Bank
Polski SA
(a)
28,367 218,653
Powszechny Zaklad Ubezpieczen SA
(a)
21,032 182,661
Total 401,314
Russia - 5.5%
Gazprom PJSC ADR 42,582 238,204
LUKOIL PJSC ADR 7,310 498,542
MMC Norilsk Nickel PJSC ADR 6,483 204,993
Mobile TeleSystems PJSC ADR 13,880 124,226
Sberbank of Russia PJSC ADR 29,566 429,298
Total 1,495,263
South Africa - 4.9%
Anglo American Platinum Ltd. 1,303 128,018
Bid Corp. Ltd. 12,330 220,792
Common Stocks (continued)
Issuer Shares Value ($)
Bidvest Group Ltd. (The) 13,389 143,126
FirstRand Ltd. 59,662 207,312
Naspers Ltd. Class N 2,451 503,816
Sasol Ltd.
(a)
395 3,602
Shoprite Holdings Ltd. 11,912 113,534
Total 1,320,200
South Korea - 21.7%
Celltrion, Inc.
(a)
1,012 334,445
Hana Financial Group, Inc. 3,799 120,653
Hyundai Mobis Co. Ltd.
(a)
561 131,948
Hyundai Motor Co. 1,711 302,414
Kakao Corp. 887 318,040
KB Financial Group, Inc. 7,080 282,861
Kia Motors Corp.
(a)
3,414 196,109
KT&G Corp. 1,567 119,873
LG Electronics, Inc. 2,031 252,403
NAVER Corp.
(a)
1,153 310,460
POSCO 971 243,130
Samsung Electro-Mechanics Co. Ltd.
(a)
1,195 195,811
Samsung Electronics Co. Ltd. 27,344 2,038,906
Samsung SDI Co. Ltd. 484 279,805
Shinhan Financial Group Co. Ltd. 7,245 213,755
SK Hynix, Inc. 4,714 514,231
Total 5,854,844
Taiwan - 24.3%
Catcher Technology Co. Ltd. 13,740 100,735
Chang Hwa Commercial Bank Ltd. 184,861 118,096
China Steel Corp. 213,945 188,452
Chipbond Technology Corp. 60,564 143,122
Chunghwa Telecom Co. Ltd. 108,342 420,289
CTBC Financial Holding Co. Ltd. 189,236 132,677
Eva Airways Corp. 224,329 104,987
Far Eastern New Century Corp. 174,219 179,502
Far EasTone Telecommunications Co. Ltd. 121,747 265,176
Formosa Chemicals & Fibre Corp. 28,205 85,022
Formosa Petrochemical Corp. 27,760 98,599
Formosa Plastics Corp. 66,904 229,537
Formosa Taffeta Co. Ltd. 88,321 97,600
Hon Hai Precision Industry Co. Ltd. 104,214 341,223
Largan Precision Co. Ltd. 985 112,003
Makalot Industrial Co. Ltd. 10,600 72,244
MediaTek, Inc. 15,335 407,689
Nan Ya Plastics Corp. 94,918 242,886
President Chain Store Corp. 21,274 201,777
Taiwan Business Bank 337,851 116,994
Taiwan Mobile Co. Ltd. 54,807 192,911
Taiwan Semiconductor Manufacturing Co.
Ltd. 138,729 2,616,783
Uni-President Enterprises Corp. 44,838 107,715
Total 6,576,019
Tanzania - 0.5%
AngloGold Ashanti Ltd. 6,062 141,357
Thailand - 4.0%
BTS Group Holdings PCL NVDR 1,221,994 379,324
CP ALL PCL NVDR 47,098 91,571
Home Product Center PCL NVDR 266,113 121,687
Ratch Group PCL 63,292 111,965
Siam Cement PCL (The) 7,601 95,900
Siam Commercial Bank PCL (The) 38,113 111,311
Tesco Lotus Retail Growth Freehold &
Leasehold Property Fund 195,613 109,690

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2020 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Thai Union Group PCL NVDR 146,929 66,697
Total 1,088,145
Turkey - 0.4%
Turkiye Petrol Rafinerileri AS
(a)
7,068 102,704
Total Common Stocks
(Cost: $ 19,520,268 ) 25,530,441
Preferred Stocks - 5 .0%
Issuer Shares Value ($)
Brazil - 4.3%
Azul SA Preference Shares
(a)
10,040 75,964
Banco Bradesco SA Preference Shares 47,495 248,164
Itau Unibanco Holding SA Preference Shares 49,118 299,103
Itausa SA Preference Shares 75,396 170,266
Petroleo Brasileiro SA Preference Shares 67,652 369,115
Total 1,162,612
Chile - 0.7%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 4,121 200,685
Total Preferred Stocks
(Cost: $ 1,282,014 ) 1,363,297
Money Market Funds - 0 .3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
76,746 76,746
Total Money Market Funds
(Cost: $76,746) 76,746
Total Investments in Securities
(Cost: $20,879,028) 26,970,484
Other Assets & Liabilities, Net 82,307
Net Assets 27,052,791

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2020 (Unaudited)
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Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2020, the total value of these securities amounted to $462,871, which represents 1.71% of total net assets.
(c) The rate shown is the seven-day current annualized yield at December 31, 2020.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT279_03_K01_(02/21)
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